UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                               Commission File Number  000-21742
                                                                      ----------
(Check one)

[_] Form 10-K    [X] Form 20F      [_] Form 11-K   [_] Form 10-Q   [_] Form 10-D
[_] Form N-SAR   [_] Form N-CSR

For period ended:       November 30, 2004
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[_] Transition Report on Form 10-K

[_] Transition Report on Form 20-F

[_] Transition Report on Form 11-K

[_] Transition Report on Form 10-Q

[_] Transition Report on Form N-SAR

For the Transition Period ended:
                                ------------------------------------------------

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
                                                       -------------------------

                                     PART I
                             REGISTRANT INFORMATION

Full Name of Registrant:     Stolt Offshore S.A.
                        --------------------------------------------------------

Former Name if Applicable:
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     Address of Principal Executive Office (Street and number):  c/o Stolt
     Offshore M.S. Ltd., Dolphin House, Windmill Road, Sunbury-on-Thames
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     City, State and Zip Code:  Middlesex TW16 7HT England
                              --------------------------------------------------

                                     PART II
                             RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

[_] (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[_] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[_] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

     State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     Pursuant to Rule 3-09 of Regulation S-X, Stolt Offshore S.A. (the "Company") is required to include separate audited financial statements of Seaway Heavy Lifting Limited ("SHL") for its fiscal year ended December 31, 2004 in the Company's Annual Report on Form 20-F for the fiscal year ended November 30, 2004.

     The independent auditor of SHL, PricewaterhouseCoopers LLP ("PwC"), has completed its work on the audit of the financial statements of SHL. SHL, however, advised the Company on June 22, 2005 that the audited financial statements of SHL could not be included in Amendment No. 1 to the Company's Annual Report on Form 20-F/A filed with the Securities and Exchange Commission (the "SEC") on June 30, 2005 (the "Form 20-F/A"), because PwC's independence from the Company cannot be affirmatively demonstrated to the level of certainty required by PwC and applicable auditing standards. Consequently, PwC currently is unable to furnish its audit opinion on the financial statements of SHL. The Company retained its independent auditor, Deloitte & Touche LLP ("Deloitte & Touche"), to audit the financial


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statements of SHL on June 24, 2005. Deloitte & Touche has not had sufficient time to complete the audit of the financial statements of SHL and furnish its audit opinion within the prescribed time period to be filed with the Form 20-F/A without unreasonable effort and expense. The Company intends to file an amended Form 20-F with the audited financial statements of SHL after Deloitte & Touche completes its audit of the financial statements of SHL, or PwC determines that it can confirm its independence, whichever is earlier.

                                     PART IV
                                OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification.

               Stuart Jackson         (44) 19-3277-3731
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               (Name)                 (Area Code) (Telephone Number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                           [X] Yes    [_] No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                           [_] Yes    [X] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


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                               Stolt Offshore S.A.
                               -------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  June 30, 2005      By  /s/ Stuart Jackson
                            ----------------------------------------------------
                            Name:  Stuart Jackson
                            Title: Chief Financial Officer



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